INVENTORY (Tables)	3 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The components of inventories were as follows:
	December 31,	March 31,
(In thousands of U.S. dollars)	2014	2015

Raw materials	1,661	1,861
Finished goods	5,068	3,636

Inventories, net	6,729	5,497